Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Available-for-sale securities
Fair value	SFr 1,398	SFr 1,716	SFr 1,479
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	1,356		1,472
Gross unrealized gains, Debt securities	42		7
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	1,398		1,479
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	2		2
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		2
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	749		821
Gross unrealized gains, Debt securities	12		7
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	761		828
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	605		649
Gross unrealized gains, Debt securities	30		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	635		649
Bank
Available-for-sale securities
Fair value	1,396		1,477
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	1,354		1,470
Gross unrealized gains, Debt securities	42		7
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	1,396		1,477
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	749		821
Gross unrealized gains, Debt securities	12		7
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	761		828
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	605		649
Gross unrealized gains, Debt securities	30		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	SFr 635		SFr 649